UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  9/30/2005

Check here if Amendment |_|; Amendment Number:
     This Amendment (Check only one.):  |_| is a restatement.
                                        |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Afton Capital Management LLC
Address:  120 Cottage Place, Charlotte, NC 28207


Form 13F File Number:  28-10462

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Coy Monk
Title:    Managing Member
Phone:    (704)887-2484

Signature, Place, and Date of Signing:

    /s/ Albert Coy Monk, IV         Charlotte, NC              11/9/05
    -----------------------         -------------             ----------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:   49

Form 13F Information Table Value Total:  $ 75,520 K
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

------------------------------- ------- ---------   -------------  ---------  ------------------ --------- ------------------------
        ITEM 1:                 ITEM 2:  ITEM 3:       ITEM 4:      ITEM 5:         ITEM 6:        ITEM 7:          ITEM 8:
     NAME OF ISSUER             ITLE     CUSIP         FAIR         SHARES        INVESTMENT      MANAGERS      VOTING AUTHORITY
                                 OF      NUMBER        MARKET         OR          DISCRETION
                                LASS                   VALUE       PRINCIPAL
                                                                    AMOUNT
                                                                              ---- ------ ------            -------- ------  ------
                                                                              [A]   [B]    [C]                [A]     [B]     [C]
                                                                                          SHARED
                                                                              SOLE SHARED  OTHER              SOLE   SHARED   NONE
-------------------------------- ---   ---------    -------------  ---------  ---- ------ ------  --------- -------- ------  ------
ABX Air Inc                      com   00080S101    $892,545.40    108,847    sole                           108,847
ALLETE                           com    18522300  $1,832,400.00     40,000    sole                            40,000
ALPHA NATURAL RESOURCES INC      com   02076X102    $600,800.00     20,000    sole                            20,000
ATP OIL & GAS CORP               com   00208J108    $985,200.00     30,000    sole                            30,000
ALLEGHENEY ENERGY INC            com    17361106    $614,400.00     20,000    sole                            20,000
BROCADE COMMUNICATIONS SYS INC   com   111621108  $1,530,000.00    375,000    sole                           375,000
CAL DIVE INTL INC                com   127914109  $1,902,300.00     30,000    sole                            30,000
CASTLE ENERGY CORP               com   148449309  $2,009,706.00     96,900    sole                            96,900
LOEWS CORP                       com   540424207  $2,750,004.96     69,392    sole                            69,392
CENTERPOINT ENERGY INC           com   15189T107  $1,346,582.59     90,557    sole                            90,557
COSI INC                         com   22122P101  $1,080,200.00    110,000    sole                           110,000
CABLEVISION SYSTEMS CORP CL A    com   12686C109  $1,963,278.71     64,013    sole                            64,013
DANIELSON HOLDING CORP           com   236274106  $3,579,135.29    266,503    sole                           266,503
DPL INC W/RTS TO PUR P/STK       com   233293109  $1,907,997.40     68,633    sole                            68,633
DELTA PETE CORP                  com   247907207  $2,496,000.00    120,000    sole                           120,000
UTS COINMACH SVC CORP            com   19259W107    $917,252.00     65,800    sole                            65,800
DIRECTV GROUP INC                com    2549L106  $1,316,337.54     87,873    sole                            87,873
EMC CORP-MASS                    com   268648102  $1,617,500.00    125,000    sole                           125,000
FIRST ACCEPTANCE CORP            com   318457108  $2,240,376.00    221,600    sole                           221,600
***FORDING  INC                  com   345425102  $1,867,120.20     43,860    sole                            43,860
FLOUR CORP NEW                   com   343412102  $1,287,600.00     20,000    sole                            20,000
GLOBAL INDUSTRIES LTD            com   379336100    $949,138.08     64,392    sole                            64,392
GENCORP INC -W/RTS TO PUR PFD    com   368682100  $1,070,976.25     57,425    sole                            57,425
PETROHAWK ENERGY CORPORATION     com   716495106  $1,008,700.00     70,000    sole                            70,000
HORNBECK OFFSHORE SERVICES INC   com   440543106  $2,014,650.00     55,000    sole                            55,000
INTERSTATE BAKERIES CORP-DEL     com   46072H108  $1,617,562.30    166,759    sole                           166,759
KFX INC                          com   48245L107  $2,053,200.00    120,000    sole                           120,000
LAIDLAW INTERNATIONAL INC        com   50730R102    $461,381.13     19,089    sole                            19,089
LIFE TIME FITNESS INC            com   53217R207  $2,524,108.10     76,165    sole                            76,165
***MCDERMOTT INTERNATIONAL INC   com   580037109  $1,548,603.00     42,300    sole                            42,300
MI DEVELOPMENTS INC SUB VTG      com   55304X104  $1,682,640.00     49,856    sole                            49,856
ALTRIA GROUP INC                 com   02209S103  $4,037,244.12     54,772    sole                            54,772
MICROSOFT CORP                   com   594918104  $1,801,100.00     70,000    sole                            70,000
NOKIA CORP-SPONSORED ADR         com   654902204  $1,014,600.00     60,000    sole                            60,000
NORTHWESTERN CORP                com   668074305  $1,635,241.35     54,165    sole                            54,165
PENN NATIONAL GAMING INC         com   707569109  $1,399,950.00     45,000    sole                            45,000
PARALLEL PETE CORP DEL           com   699157103  $1,333,752.00     95,268    sole                            95,268
RH DONNELLEY CORP                com   74955W307    $934,476.72     14,772    sole                            14,772
SPRINT NEXTEL CORPORATION        com   852061100    $713,400.00     30,000    sole                            30,000
SHAW GROUP INC                   com   820280105  $1,602,900.00     65,000    sole                            65,000
BANC CORP                        com   05944B103  $1,005,393.60     93,092    sole                            93,092
TELEWEST GLOBAL INC              com   87956T107  $1,836,000.00     80,000    sole                            80,000
TRIAC COMPANIES INC-CL A         com   895927101  $2,114,112.00    125,840    sole                           125,840
TRIARC COS INC                   com   895927309    $396,974.19     25,997    sole                            25,997
VIACOM INC-CL A                  com   925524100  $1,328,800.00     40,000    sole                            40,000
WENDYS INTL INC                  com   950590109  $1,128,750.00     25,000    sole                            25,000
WESTSIDE ENERGY CORPORATION      com   96149R100  $1,356,600.00    340,000    sole                           340,000
WALTER INDUSTRIES INC NEW        com   93317Q105  $1,712,200.00     35,000    sole                            35,000
WILLIAMS COMPANIES INC           com   969457100    $501,000.00     20,000    sole                            20,000
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